Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Proceeds from related parties	$ 65,000
Officers and Stockholders
Proceeds from related parties	3,425	107,300
Notes Payable - Related Party
Related party, payables	515,251	5,541,992
Accrued interest	$ 939,422	$ 975,937